Item 1. Report to Shareholders

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
February 29, 2004

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]

CALIFORNIA TAX-FREE BOND FUND
--------------------------------------------------------------------------------
As of 2/29/04

California Tax-Free Bond Fund   $17,908

Lipper California Municipal Debt Funds Average   $17,263

                                                    Lipper
                                                California
                                                 Municipal           California
                                                Debt Funds             Tax-Free
                                                   Average            Bond Fund
--------------------------------------------------------------------------------

2/94                                                10,000               10,000

2/95                                                10,044               10,160

2/96                                                11,103               11,204

2/97                                                11,674               11,836

2/98                                                12,784               12,938

2/99                                                13,495               13,708

2/00                                                12,911               13,305

2/01                                                14,568               14,975

2/02                                                15,382               15,868

2/03                                                16,288               16,920

2/04                                                17,263               17,908


Average Annual Compound Total Return
--------------------------------------------------------------------------------

Periods Ended 2/29/04             1 Year           5 Years             10 Years
--------------------------------------------------------------------------------
California Tax-Free Bond Fund     5.84%               5.49%                6.00%

Lipper California Municipal
Debt Funds Average                5.87                4.92                 5.60

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the California Tax-Free Bond Fund generated a solid 5.84% gain for the 12 months ended February 29, 2004. As shown in the table on the preceding page, returns were in line with the Lipper California Municipal Debt Funds Average during the latest 12-month period and have outpaced the benchmark for the past five and 10 years. For the year, the fund's return reflects price appreciation of $0.14 per share and dividend income of $0.48 per share.

As you know, the fund seeks to provide the highest level of income exempt from federal and California income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

Major Index Returns
--------------------------------------------------------------------------------

                                                                       12-Month
Period Ended 2/29/04                                                     Return
--------------------------------------------------------------------------------

Lehman Brothers U.S. Aggregate Index                                       4.54%

Lehman Brothers Municipal Bond Index                                       6.30

Lehman Brothers High Yield Municipal
Bond Index                                                                16.15


The Major Index Returns table shows how various bond indexes performed over the fund's fiscal year. The Lehman Brothers Municipal Bond Index, which tracks the national tax-free bond market, outperformed Lehman's U.S. Aggregate Index of taxable investment-grade bonds over the 12-month period. High-yield municipal bonds generated far and away the best total return over the past year.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Price Per Share                            $         11.15      $         11.29

Dividends Per Share
for 12 Months                                         0.50                 0.48

30-Day Standardized
Yield to Maturity                                     3.64%                3.23%

Weighted Average Maturity (years)                     15.9                 16.4

Weighted Average Effective
Duration (years)                                       6.4                  5.9

Weighted Average Quality *                             AA-                  AA-


* Based on T. Rowe Price research.

Note: Yield will vary and is not guaranteed.

The Portfolio Characteristics table shows various fund details as of February 29, 2004, compared with one year earlier. The portfolio's weighted average maturity increased from 15.9 to 16.4 years, while duration slipped to 5.9 years. The average quality of the portfolio's holdings was unchanged from one year ago at AA-. Declining interest rates over the last 12 months caused the fund's 30-day standardized yield to maturity to dip from year-ago levels.

Top 5 Sectors
--------------------------------------------------------------------------------

                                                Percent of           Percent of
                                                Net Assets           Net Assets
Periods Ended                                      2/28/03              2/29/04
--------------------------------------------------------------------------------

Lease Revenue                                         18.1%                19.7%

Electric Revenue                                       9.0                 10.8

Dedicated Tax Revenue                                 14.2                 10.1

Hospital Revenue                                       8.2                  7.1

Air and Sea Transportation Revenue                     7.9                  7.0


The Top 5 Sectors table shows how the fund's assets were allocated at the end of the reporting period versus its year-earlier allocation. Lease revenue bonds remained the fund's largest allocation, increasing to 19.7%. Electric revenue bonds also increased, but our allocations to the dedicated tax revenue and hospital revenue sectors decreased.

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. We have reviewed trading by T. Rowe Price personnel in the T. Rowe Price mutual funds over the last several years and did not uncover the existence of any of the abusive trading practices described in recent regulatory enforcement actions relating to fund portfolio managers and senior fund executives. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,



James S. Riepe
Chairman

March 20, 2004

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------

                          Year
                         Ended
                       2/29/04     2/28/03     2/28/02     2/28/01     2/29/00

NET ASSET VALUE

Beginning of period  $   11.15   $   10.94   $   10.82   $   10.11   $   10.96

Investment activities
  Net investment
  income (loss)           0.48        0.50        0.51        0.53        0.52

  Net realized
  and unrealized
  gain (loss)             0.15        0.21        0.12        0.71       (0.84)

  Total from
  investment
  activities              0.63        0.71        0.63        1.24       (0.32)

Distributions
  Net investment
  income                 (0.48)      (0.50)      (0.51)      (0.53)      (0.52)

  Net realized gain      (0.01)        --           --          --       (0.01)

  Total distributions    (0.49)      (0.50)      (0.51)      (0.53)      (0.53)

NET ASSET VALUE

End of period        $   11.29   $   11.15   $   10.94   $   10.82   $   10.11
                     -----------------------------------------------------------

Ratios/Supplemental Data

Total return^             5.84%       6.63%       5.96%      12.55%     (2.94)%

Ratio of total expenses
to average net assets     0.53%       0.53%       0.54%       0.54%       0.56%

Ratio of net investment
income (loss) to average
net assets                4.38%       4.52%       4.71%       5.04%       4.99%

Portfolio
turnover rate             19.9%       28.5%       39.0%       37.7%       40.8%

Net assets,
end of period
(in thousands)       $ 270,441   $ 275,303   $ 256,170   $ 237,776   $ 211,898


^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                      February 29, 2004

Portfolio of Investments (ss.)                              Par          Value
--------------------------------------------------------------------------------
                                                                 ($ 000s)

CALIFORNIA  94.4%

Alameda County, COP, 5.375%,
12/1/17 (MBIA Insured)                               1,000                1,135

Anaheim PFA, 5.00%, 9/1/27 (FSA Insured)             2,435                2,511

Antioch PFA, 5.85%, 9/2/15                           2,365                2,536

Brea Redev. Agency, 6.00%, 3/1/22                    1,215                1,263

California, GO
    5.00%, 2/1/33                                    4,000                3,994

    5.375%, 6/1/26 (FGIC Insured)                    1,500                1,623

    5.50%, 11/1/33                                   2,500                2,612

    5.65%, 6/1/30                                      500                  530

California Dept. of Veteran Affairs
    VRDN (Currently 0.90%)                           3,000                3,000

    5.50%, 12/1/19 #                                 4,000                4,260

California Dept. of Water Resources
    VRDN (Currently 0.97%)                           2,300                2,300

    5.50%, 5/1/14 (AMBAC Insured)                    3,750                4,319

    5.75%, 5/1/17                                    1,300                1,468

    7.00%, 12/1/11                                   1,265                1,629

    7.00%, 12/1/11 (Escrowed to Maturity)              465                  608

    7.00%, 12/1/12                                     730                  949

    7.00%, 12/1/12 (Escrowed to Maturity)              270                  356

California EFA
  Loyola Marymount, Zero Coupon, 10/1/13
  (Prerefunded 10/1/09!) (MBIA Insured)              4,000                2,797

  Pepperdine Univ., VRDN (Currently 0.91%)             470                  470

  Santa Clara Univ., 5.00%, 9/1/23
  (MBIA Insured)                                     1,000                1,101

  Scripps College, 5.25%, 8/1/21                     2,000                2,142

  Univ. of Southern California,
  5.50%, 10/1/27                                     3,545                3,893

California HFA
  Cedars-Sinai Medical Center,
  6.125%, 12/1/19                                    2,000                2,211

  Sutter Health
    VRDN (Currently 0.95%) (AMBAC Insured)             800                  800

    6.25%, 8/15/31                                   2,000                2,286

California Housing Fin. Agency
    6.70%, 8/1/15                                    1,100                1,109

  California Home Mortgage Program
    Zero Coupon, 2/1/32 (MBIA Insured) #             1,425                  266

    5.85%, 8/1/16 (MBIA Insured)                     1,505                1,616

    6.15%, 8/1/16 #                                     85                   89

California Infrastructure & Economic Dev. Bank
  Gladstone Institutes, 5.25%, 10/1/34               2,500                2,609

  Kaiser Permanente, 5.55%, 8/1/31                   2,500                2,632

  Scripps Research Institute, 5.75%, 7/1/30          1,000                1,112

California Pollution Control Fin. Auth., PCR
  Waste Management
    5.00%, 6/1/18 (Tender 6/1/08)                    2,100                2,277

    5.10%, 6/1/18 (Tender 6/1/08)#                   1,000                1,083

California Public Works Board
    5.25%, 3/1/21 (AMBAC Insured)                    2,455                2,660

    6.875%, 11/1/14 (Prerefunded 11/1/04!)++         1,000                1,060

  Dept. of Corrections, 5.50%, 6/1/23                2,000                2,113

  Univ. of California Regents,
  5.50%, 6/1/14                                      2,000                2,324

California State Univ. & Colleges,
5.50%, 11/1/16 (AMBAC Insured)                       1,500                1,732

California Statewide CDA
  Kaiser Permanente
    3.70%, 11/1/29 (Tender 6/1/05)                   1,000                1,025

    5.50%, 11/1/32                                   2,750                2,868

  Memorial Health Services,
  6.00%, 10/1/23                                     2,000                2,173

  Sutter Health, 5.50%, 8/15/28                      1,430                1,498

California Statewide CDA, PCR, ChevronTexaco
VRDN (Currently 0.97%)                                 300                  300

California Tobacco Securitization Agency
Tobacco Gold Country Funding, 5.75%, 6/1/27            485                  462

Capistrano Unified School Dist.
    5.875%, 9/1/23                                   1,000                1,026

    6.00%, 9/1/32                                    1,250                1,287

Castaic Lake Water Agency
    5.125%, 8/1/30 (AMBAC Insured)                   2,000                2,089

    7.00%, 8/1/12 (MBIA Insured)                     1,000                1,294

    7.00%, 8/1/13 (MBIA Insured)                     1,700                2,222

Castaic Union School Dist., GO, Zero Coupon,
5/1/18 (FGIC Insured)                                4,175                2,217

Central Unified School Dist., 3.50%,
1/1/35 (Tender 1/1/05) (AMBAC Insured)               2,500                2,545

Chaffey Joint Union High School Dist., GO
(FGIC Insured) 5.00%, 8/1/25                         1,750                1,835

Chula Vista, Multi-Family Housing,
7.50%, 1/1/32 #                                      4,095                3,929

Corona Redev. Agency, 6.25%,
9/1/13 (FGIC Insured)                                1,000                1,045

CSUCI Fin. Auth., 3.375%,
8/31/31 (Tender 8/1/04)                              1,500                1,514

Dry Creek Joint Elementary School Dist., GO
    Zero Coupon, 8/1/13 (FSA Insured)                1,300                  911

    Zero Coupon, 8/1/14 (FSA Insured)                1,340                  888

East Bay Municipal Utility Dist.,
5.00%, 6/1/26 (MBIA Insured)                         2,000                2,091

East Palo Alto Redev. Agency, Univ.
Circle Gateway/101 Corridor
6.625%, 10/1/29                                      1,500                1,627

Folsom California Special Tax,
Community Fac. Dist. Number 10
5.875%, 9/1/28                                       1,000                1,018

Foothill / Eastern Transportation Corridor Agency
    STEP, 0%, 1/1/07
    (Escrowed to Maturity)                           1,000                1,088

    Zero Coupon, 1/1/17
    (Escrowed to Maturity)                           2,000                1,165

Golden State Tobacco Securitization
Tobacco Settlement 5.625%, 6/1/38                    5,500                5,661

Inland Empire Solid Waste Fin. Auth.,
6.25%, 8/1/11 (Escrowed to Maturity)
(FSA Insured) #                                      1,000                1,174

Intermodal Container Transfer Fac.,
Long Beach Harbor
5.75% 11/1/14 (AMBAC Insured)                        1,500                1,827

Jefferson Union High School Dist., GO
    6.45%, 8/1/25 (MBIA Insured)                     1,250                1,608

    6.45%, 8/1/29 (MBIA Insured)                     1,000                1,309

Kern County Union High School Dist., 7.00%,
8/1/10 (Escrowed to Maturity) (MBIA Insured)         1,000                1,280

Long Beach Harbor
    5.25%, 5/15/23 #                                 3,000                3,150

    6.00%, 5/15/17 (FGIC Insured) #                  1,000                1,201

Los Angeles County, Marina del Rey,
COP, 6.50%, 7/1/08                                   1,000                1,023

Los Angeles County Metropolitan
Transportation Auth.
6.00% 7/1/26 (Prerefunded 7/1/06!)
(MBIA Insured)                                       2,000                2,241

Los Angeles County Public Works
Fin. Auth., Rowland Heights 5.50%,
10/1/18 (FSA Insured)                                1,500                1,767

Los Angeles Dept. of Water & Power
Electric, 5.00%, 7/1/24                              2,500                2,589

Los Angeles Harbor
    5.50%, 8/1/19 (AMBAC Insured) #                  2,000                2,186

    7.60%, 10/1/18 (Escrowed to Maturity)            3,895                5,041

Los Angeles Unified School Dist., GO
    VRDN (Currently 0.96%) (FSA Insured)             1,000                1,000

    5.375%, 7/1/25 (FGIC Insured)                    1,500                1,631

Los Angeles Wastewater Systems, 5.00%,
    6/1/25 (FGIC Insured)                            2,500                2,629

Midpeninsula Regional Open Space Auth.
5.90%, 9/1/14 (AMBAC Insured)                        1,250                1,394

Modesto Irrigation Dist., 6.00%,
10/1/15 (MBIA Insured)                               1,500                1,697

Mojave Water Agency Improvement Dist., GO
5.75%, 9/1/15 (FGIC Insured)                         2,000                2,236

Orange County
    Residual Interest Bond / Inverse Floater
    (Currently 10.50%) 7/1/19
    (MBIA Insured)                                   6,000                7,397

    COP, 6.00%, 7/1/26 (MBIA Insured)                3,070                3,418

Orange County Community Fac. Dist.
  Ladera Ranch
    5.55%, 8/15/33                                   1,000                1,013

    6.00%, 8/15/32                                   1,000                1,031

Orchard School Dist., 6.50%, 8/1/19
(Prerefunded 8/1/05!) (FGIC Insured)                 1,000                1,097

Pasadena, 6.25%, 1/1/18                              2,875                3,503

Placentia PFA, 5.75%,
9/1/15 (AMBAC Insured)                               3,160                3,822

Placentia-Yorba Linda Unified School Dist., GO
5.375%, 8/1/18 (FGIC Insured)                        1,000                1,130

Pomona Unified School Dist., GO, 6.15%,
8/1/15 (MBIA Insured)                                1,000                1,213

Port of Oakland, 5.75%, 11/1/29
(FGIC Insured) #                                     5,000                5,508

Poway Community Fac. Dist., 6.75%, 8/15/15             800                  883

Riverside County, COP, 6.00%, 12/1/12
(Prerefunded 12/1/04!) (MBIA Insured)                1,000                1,048

Riverside County PFA, 5.625%, 10/1/33                1,400                1,427

Rowland Unified School Dist., GO,
5.25%, 8/1/27 (FSA Insured)                          1,565                1,692

Sacramento City Fin. Auth.
    5.00%, 12/1/26 (AMBAC Insured)                   3,150                3,294

    5.40%, 11/1/20                                   6,000                6,916

    5.625%, 6/1/30                                   1,350                1,518

  Sacramento Hotel, 6.25%, 1/1/30                    1,500                1,503

Sacramento County Public Fac., COP
6.375%, 10/1/14 (AMBAC Insured)                      1,000                1,050

Sacramento Municipal Utility Dist.
    5.25%, 8/15/16 (FSA Insured)                     1,500                1,691

    5.25%, 8/15/18 (FSA Insured)                     4,155                4,648

Saddleback Valley Public Fin. Auth.,
6.00%, 9/1/15 (FSA Insured)                          1,375                1,693

Salinas, Multifamily, Brentwood Garden
VRDN (Currently 0.93%) (FNMA Insured)                  500                  500

San Diego Unified School Dist., 5.00%,
7/1/25 (MBIA Insured)                                1,395                1,456

San Francisco Bay Area Rapid Transit
    5.25%, 7/1/16 (AMBAC Insured)                    1,070                1,204

    5.25%, 7/1/18                                    1,380                1,527

San Francisco City & County Airports Commission
    6.30%, 5/1/25 (FGIC Insured) #                   1,000                1,018

    6.50%, 5/1/18 (AMBAC Insured) #                  4,000                4,116

San Francisco City & County Fin. Corp.,
Moscone Center Expansion
VRDN (Currently 0.92%) (AMBAC Insured)                 500                  500

San Jose, GO, Library, Parks,
and Public Safety, 5.00%, 9/1/23                     1,270                1,345

San Jose, El Parador Apartments,
6.10%, 1/1/31 #                                      1,775                1,896

San Mateo County Community College Dist.
5.00%, 9/1/26 (FGIC Insured)                         1,500                1,579

Santa Ana Housing Auth., Multi-Family
5.65%, 11/1/21 (Tender 11/1/06)
(FNMA Insured) #                                     1,000                1,021

Santa Clara County Fin. Auth., 7.75%,
11/15/11 (AMBAC Insured)                             1,000                1,338

Santa Clara Redev. Agency,
7.00%, 7/1/10 (AMBAC Insured)                        3,000                3,614

Solano County, COP, 5.25%,
11/1/24 (MBIA Insured)                               2,500                2,700

South Orange County PFA,
7.00%, 9/1/07 (MBIA Insured)                         2,000                2,359

Southern California Public Power Auth.
    6.75%, 7/1/10                                    2,100                2,572

    6.75%, 7/1/12                                    1,700                2,121

Sunnyvale, 5.50%, 10/1/17 (AMBAC Insured) #          1,890                2,109

Tobacco Securitization Auth.
of Southern California
Tobacco Settlement, 4.00%, 6/1/04                      795                  795

Torrance Memorial Medical Center,
6.00%, 6/1/22                                          500                  558

Tulare County Public Fac. Corp., 6.00%, 2/15/16
(Prerefunded 2/15/06!) (MBIA Insured)                1,000                1,113

Univ. of California Regents
    VRDN (Currently 0.96%) (MBIA Insured)              200                  200

    5.125%, 9/1/31 (FGIC Insured)                    2,500                2,634

Vernon Electric Systems
  Malburg Generating Station
    5.30%, 4/1/26                                    1,000                1,013

    5.50%, 4/1/33                                    1,500                1,527

West Hollywood Community Dev.,
East Side Redev., 5.75%, 9/1/33                      1,000                1,021

Whittier Health Fac.,
Presbyterian Intercommunity Hosp.
5.60%, 6/1/22                                        2,500                2,633

Total California (Cost $233,257)                                        255,200


PUERTO RICO  3.7%

Children's Trust Fund, 5.75%,
7/1/09 (Escrowed to Maturity)                        2,000                2,362

Puerto Rico Electric Power Auth.,
5.00%, 7/1/08                                        3,000                3,350

Puerto Rico Ind. Tourist, Ed.,
Medical & Environmental Fac.
Ascension Health, 6.375%, 11/15/15                     500                  581

Puerto Rico Infrastucture Fin. Auth.
5.50%, 10/1/20 (Escrowed to Maturity)                2,000                2,258

Puerto Rico Public Fin. Corp.,
5.50%, 8/1/29                                        1,500                1,628

Total Puerto Rico (Cost $9,278)                                          10,179


U. S. VIRGIN ISLANDS 0.6%

Virgin Islands PFA, GO, 5.00%,
10/1/33 (RAA Insured)                                1,500                1,559

Total U. S. Virgin Islands (Cost $1,477)                                  1,559


Total Investments in Securities

98.7% of Net Assets (Cost $244,012)                                  $  266,938
                                                                     ----------

Futures Contracts
($ 000s)

                                                   Contract          Unrealized
                             Expiration               Value         Gain (Loss)
                             ----------           ---------         -----------


Short, 20 U.S. Treasury
10 year contracts,
$150 par of 6.875%
California Public
Works Bond pledged as
initial margin                     3/04         $    (2,308)        $       (92)

Net payments (receipts)
of variation
margin to date                                                               83

Variation margin
receivable (payable)
on open futures contracts
                                                                    $        (9)
                                                                    -----------


(ss.)   Denominated in U.S. dollar unless otherwise noted

    #   Interest subject to alternative minimum tax

   ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at February 29, 2004.

    !   Used in determining portfolio maturity

AMBAC   AMBAC Assurance Corp.

  CDA   Community Development Administration

  COP   Certificates of Participation

  EFA   Educational Facility Authority

 FGIC   Financial Guaranty Insurance Company

  FHA   Federal Housing Authority

  FSA   Financial Security Assurance Inc.

   GO   General Obligation

  HFA   Health Facility Authority

 MBIA   MBIA Insurance Corp.

  PCR   Pollution Control Revenue

  PFA   Public Finance Authority

  RAA   Radian Asset Assurance Inc.

 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

 VRDN   Variable-Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $244,012)                $    266,938

Other assets                                                              4,053

Total assets                                                            270,991

Liabilities

Total liabilities                                                           550

NET ASSETS                                                         $    270,441
                                                                   ------------

Net Assets Consist of:

Undistributed net investment income (loss)                         $        138

Undistributed net realized gain (loss)                                     (410)

Net unrealized gain (loss)                                               22,834

Paid-in-capital applicable to 23,964,532 no par value shares of beneficial interest outstanding; unlimited number
of shares authorized                                                    247,879

NET ASSETS                                                         $    270,441
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      11.29
                                                                   ------------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)

                                                                           Year
                                                                          Ended
                                                                        2/29/04

Investment Income (Loss)

Interest income                                                    $     13,224

Expenses

  Investment management                                                   1,128

  Shareholder servicing                                                     134

  Custody and accounting                                                    118

  Legal and audit                                                            15

  Prospectus and shareholder reports                                         12

  Trustees                                                                    6

  Registration                                                                5

  Miscellaneous                                                               5

  Total expenses                                                          1,423

Net investment income (loss)                                             11,801

Realized and Unrealized Gain (Loss)

Net realized gain (loss)

    Securities                                                              995

    Futures                                                                 (98)

    Written options                                                          21

    Net realized gain (loss)                                                918

Change in net unrealized gain (loss)

  Securities                                                              2,505

  Futures                                                                   (79)

  Change in net unrealized gain (loss)                                    2,426


Net realized and unrealized gain (loss)                                   3,344

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                             $     15,145
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)

                                                      Year
                                                     Ended
                                                   2/29/04              2/28/03
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                $     11,801         $     11,948

  Net realized gain (loss)                             918                  517

  Change in net unrealized gain (loss)               2,426                4,711

  Increase (decrease) in net
  assets from operations                            15,145               17,176

Distributions to shareholders

  Net investment income                            (11,773)             (11,923)

  Net realized gain                                   (240)                --

  Decrease in net assets
  from distributions                               (12,013)             (11,923)

Capital share transactions *

  Shares sold                                       38,342               47,635

  Distributions reinvested                           7,671                7,769

  Shares redeemed                                  (54,007)             (41,524)
  Increase (decrease) in net
  assets from capital
  share transactions                                (7,994)              13,880

Net Assets

Increase (decrease) during period                   (4,862)              19,133

Beginning of period                                275,303              256,170

End of period                                 $    270,441         $    275,303
                                              ----------------------------------

*Share information

  Shares sold                                        3,451                4,352

  Distributions reinvested                             690                  708

  Shares redeemed                                   (4,873)              (3,789)

  Increase (decrease) in
  shares outstanding                                  (732)               1,271


The accompanying notes are an integral part of these financial statements.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report                                       February 29, 2004

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust and commenced operations on September 15, 1986. The fund seeks to provide the highest level of income exempt from federal and California state income taxes, consistent with prudent portfolio management, by investing primarily in investment-grade California municipal bonds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Purchased and written options on futures contracts are valued at the last sale price. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Credits
The fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared on a daily basis and paid monthly. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts
During the year ended February 29, 2004, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

Options
Call and put options on futures contracts give the holder the right to purchase or sell, respectively, a particular futures contract at a specified price on a certain date. Risks arise from possible illiquidity of the options market and from movements in underlying futures prices. Transactions in options written and related premiums received during the year ended February 29, 2004, were as follows:

--------------------------------------------------------------------------------
                                                 Number of
                                                 Contracts             Premiums

Outstanding at beginning of period                    --         $         --

Written                                                 35               21,000

Expired                                                (35)             (21,000)

Outstanding at end of period                          --         $         --
                                                 -------------------------------

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $50,970,000 and $58,379,000, respectively, for the year ended February 29, 2004.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended February 29, 2004 were characterized as follows for tax purposes:

--------------------------------------------------------------------------------

Tax-exempt income                                                  $ 11,773,000

Long-term capital gain                                                  240,000

Total distributions                                                $ 12,013,000
                                                                   ------------

At February 29, 2004, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------

Unrealized appreciation                                           $  23,243,000

Unrealized depreciation                                                (680,000)

Net unrealized appreciation (depreciation)                           22,563,000

Undistributed tax-exempt income                                          (1,000)

Paid-in capital                                                     247,879,000

Net assets                                                        $ 270,441,000
                                                                  -------------


Federal income tax regulations require the fund to defer recognition of capital losses realized on certain covered option and futures transactions; accordingly, $502,000 of realized losses reflected in the accompanying financial statements have not been recognized for tax purposes as of February 29, 2004.

For the year ended February 29, 2004, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.

--------------------------------------------------------------------------------

Undistributed net investment income                                $    (36,000)

Undistributed net realized gain                                        (535,000)

Paid-in capital                                                         571,000

At February 29, 2004, the cost of investments for federal income tax purposes was $244,283,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.10% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At February 29, 2004, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $88,000.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $153,000 for the year ended February 29, 2004, of which $13,000 was payable at period-end.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees of T. Rowe Price California Tax-Free Income Trust and Shareholders of California Tax-Free Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Tax-Free Bond Fund (one of the portfolios comprising T. Rowe Price California Tax-Free Income Trust, hereafter referred to as the "Fund") at February 29, 2004, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 29, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
March 22, 2004

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 2/29/04
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o $511,000 from short-term capital gains,

o $299,000 from long-term capital gains, of which $69,000 was subject to the 15% rate gains category, and $230,000 to the 20% rate gains category,

o $11,753,000 which qualified as exempt-interest dividends.

Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price California Tax-Free Bond Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price California Tax-Free Bond Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

--------------------------------------------------------------------------------

Independent Trustees

Name
(Year of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and
Directorships of Other Public Companies
--------------------------------------------------------------------------------

Anthony W. Deering
(1945)
1986
Director, Chairman of the Board, President, and Chief Executive Officer,
The Rouse Company, real estate developers; Director, Mercantile Bank
(4/03 to present)
--------------------------------------------------------------------------------

Donald W. Dick, Jr.
(1943)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------

David K. Fagin
(1938)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp.
(5/00 to present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------

Karen N. Horn
(1943)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------

F. Pierce Linaweaver
(1934)
1986
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------

John G. Schreiber
(1946)
1992
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust,
Host Marriott Corp., and The Rouse Company
--------------------------------------------------------------------------------

* Each independent trustee oversees 111 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

--------------------------------------------------------------------------------

Inside Trustees

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------

William T. Reynolds, CFA, CIC
(1948)
1991
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------

James S. Riepe
(1943)
1986
[111]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, California Tax-Free Income Trust
--------------------------------------------------------------------------------

M. David Testa, CFA, CIC
(1944)
1997
[111]
Director and Vice President, T. Rowe Price and T. Rowe Price Trust Company; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director,
T. Rowe Price Global Asset Management Limited and T. Rowe Price Global Investment Services Limited

--------------------------------------------------------------------------------
* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

Stephen V. Booth, CPA (1961)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Linda A. Brisson (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Steven G. Brooks, CFA (1954)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Joseph A. Carrier (1960)
Treasurer, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

--------------------------------------------------------------------------------

Name (Year of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------

Maria H. Condez (1962)
Assistant Vice President, California Tax-Free Income Trust
Employee, T. Rowe Price
--------------------------------------------------------------------------------

G. Richard Dent (1960)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Roger L. Fiery III, CPA (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price Trust Company, and T. Rowe Price International, Inc.
--------------------------------------------------------------------------------

Gregory S. Golczewski (1966)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Henry H. Hopkins (1942)
Vice President, California Tax-Free Income Trust
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price Trust Company; Vice President, T. Rowe Price, T. Rowe Price International, Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------

T. Dylan Jones (1971)
Assistant Vice President, California Tax-Free Income Trust
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------

Alan D. Levenson (1958)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Patricia B. Lippert (1953)
Secretary, California Tax-Free Income Trust
Assistant Vice President, T. Rowe Price and
T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------

Joseph K. Lynagh, CFA (1958)
Executive Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Konstantine B. Mallas (1963)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

James M. McDonald (1949)
Executive Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------

Mary J. Miller, CFA (1955)
President, California Tax-Free Income Trust
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------

Edward A. Wiese, CFA (1959)
Vice President, California Tax-Free Income Trust
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Director, Vice President, and Chief Investment Officer, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2004                  2003
     Audit Fees                              $8,359                $8,323
     Audit-Related Fees                         715                    --
     Tax Fees                                 2,330                 2,105
     All Other Fees                             124                   129

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     April 16, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     April 16, 2004